STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Statements Of Operations
REVENUE	$ 7,592,735	$ 6,189,220	$ 13,458,299	$ 11,267,571	$ 26,210,101	$ 11,950,370	$ 2,821,213
COST OF REVENUES	3,381,299	2,474,292	5,983,802	4,410,237	10,370,770	4,150,807	1,251,318
OPERATING EXPENSES:
Selling and marketing	2,824,362	3,911,686	6,161,495	7,504,223	15,123,547	9,389,747	390,787
Technology and development	1,370,120	1,833,318	3,358,349	4,010,140	7,474,928	5,037,440	957,186
General and administrative	2,099,201	3,541,298	4,776,113	6,983,305	12,682,015	18,928,604	11,680,524
Depreciation and amortization	1,278,120	1,589,005	2,553,310	3,083,686	6,036,740	4,328,247	1,019,600
Goodwill impairment					25,919,000
Impairment of intangibles and investments					12,196,269
Total operating expenses	7,571,803	10,875,307	16,849,267	21,581,354	79,432,499	37,684,038	14,048,097
LOSS FROM OPERATIONS	(3,360,367)	(7,160,379)	(9,374,770)	(14,724,020)	(63,593,168)	(29,884,475)	(12,478,202)
OTHER INCOME (EXPENSE):
Interest income (expense), net	(13,888)	224	(14,689)	2,869	(62,580)	20,950	(276)
Acquisition related contingent consideration		4,860,557		4,860,557	12,199,730	2,716,500
NET LOSS BEFORE INCOME TAXES	(3,374,255)	(2,299,598)	(9,389,459)	(9,860,594)	(51,456,018)	(32,580,025)	(12,478,478)
Income tax benefit				2,618,723	2,618,723	9,976,823
NET LOSS	$ (3,374,255)	$ (2,299,598)	$ (9,389,459)	$ (7,241,871)	$ (48,837,295)	$ (22,603,202)	$ (12,478,478)
NET LOSS PER SHARE - basic and diluted	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.08)	$ (0.47)	$ (0.28)	$ (0.21)
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic and diluted	130,164,694	96,317,373	129,880,120	95,403,523	104,185,651	80,146,990	60,264,895